Share Capital and Reserves - Summary of Preference Share Capital (Detail) shares in Thousands, € in Millions	Dec. 31, 2019 EUR (€) shares
5% Cumulative preference shares [member]
Authorised
Number of shares authorised, beginning balance | shares	150
Number of shares authorised, ending balance | shares	150
Authorised preference share capital, beginning balance | €	€ 0
Authorised preference share capital, ending balance | €	€ 0
Allotted, called-up and fully paid
Allotted, called-up and fully paid shares, beginning balance | shares	50
Allotted, called-up and fully paid shares, ending balance | shares	50
Allotted, called-up and fully paid, beginning balance | €	€ 0
Allotted, called-up and fully paid, ending balance | €	€ 0
7% 'A' cumulative preference shares [member]
Authorised
Number of shares authorised, beginning balance | shares	872
Number of shares authorised, ending balance | shares	872
Authorised preference share capital, beginning balance | €	€ 1
Authorised preference share capital, ending balance | €	€ 1
Allotted, called-up and fully paid
Allotted, called-up and fully paid shares, beginning balance | shares	872
Allotted, called-up and fully paid shares, ending balance | shares	872
Allotted, called-up and fully paid, beginning balance | €	€ 1
Allotted, called-up and fully paid, ending balance | €	€ 1